Revenue from contracts with customers	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue from contracts with customers
30.	Revenue from contracts with customers

a)	Revenue disaggregation:

The revenue amounts by category, including main product and service lines and main geographic areas are presented below, including the reconciliation of revenue’s analytical composition with the reportable segments of the Company:

Revenue by category at December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,276.2	92.5	997.4	—	6.9	3,373.0
Aircraft/Development (Defense BU)	—	267.0	—	—	—	267.0
Others	82.1	2.0	107.0	—	—	191.1
Service	—	183.2	—	622.7	0.1	806.0
Spare Parts	—	67.4	—	358.1	8.5	434.0

Total	2,358.3	612.1	1,104.4	980.8	15.5	5,071.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,253.8	87.0	318.2	40.3	644.5	29.2	3,373.0
Aircraft/Development (Defense BU)	1.9	0.1	0.7	243.3	12.6	8.4	267.0
Others	66.6	11.9	5.2	74.7	8.9	23.8	191.1
Service	353.7	42.2	92.3	42.4	230.3	45.1	806.0
Spare Parts	283.0	8.8	15.6	42.3	69.7	14.6	434.0

Total	2,959.0	150.0	432.0	443.0	966.0	121.1	5,071.1

Revenue by category at December 31, 2017 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,691.8	—	1,175.0	—	7.1	3,873.9
Aircraft/Development (Defense BU)	—	651.8	—	—	—	651.8
Others	79.6	7.2	105.3	0.3	—	192.4
Service	—	177.8	—	622.2	1.0	801.0
Spare Parts	—	16.9	—	299.7	23.7	340.3

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,711.5	0.2	754.0	20.0	359.3	29.0	3,874.0
Aircraft/Development (Defense BU)	38.0	1.3	9.8	558.4	33.7	10.6	651.8
Others	104.1	0.2	1.7	11.9	0.3	74.1	192.3
Service	304.1	36.9	75.4	109.4	231.5	43.6	800.9
Spare Parts	180.2	13.0	18.6	49.2	66.8	12.6	340.4

Total	3,337.9	51.6	859.5	748.9	691.6	169.9	5,859.4

Revenue by category at December 31, 2016 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,868.6	42.2	1,402.9	—	0.1	4,313.8
Aircraft/Development (Defense BU)	—	578.4	—	—	(0.3)	578.1
Others	48.7	(6.2)	150.4	1.5	—	194.4
Service	(0.3)	194.4	—	596.9	1.8	792.8
Spare Parts	(0.1)	16.7	—	283.8	24.4	324.8

Total	2,916.9	825.5	1,553.3	882.2	26.0	6,203.9

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	3,150.6	164.7	664.2	41.2	250.9	42.2	4,313.8
Aircraft/Development (Defense BU)	112.1	(1.3)	14.2	445.5	3.8	3.8	578.1
Others	157.3	1.4	17.3	(10.6)	12.1	16.8	194.3
Service	318.4	35.4	68.6	132.5	193.4	44.5	792.8
Spare Parts	172.3	10.5	22.9	54.7	58.3	6.2	324.9

Total	3,910.7	210.7	787.2	663.3	518.5	113.5	6,203.9

The contracts are grouped in the categories above as they have are affected similarly by economic factors.

b)	Contract balances, including contract costs:

	Note	12.31.2018	12.31.2017	12.31.2016
			(Restated)	(Restated)
Contract assets		358.0	447.5	370.6
Contract costs (Other assets)		9.1	7.6	6.5
Contract liabilities		1,243.6	1,126.6	1,244.8

Customer advances		1,057.4	938.1	911.3
Deferred revenue		186.2	188.5	333.5
Financial guarantee	23	11.6	17.1	22.7

As of December 31, 2018 and December 31, 2017 there were no losses recognized for contract assets. Losses recognized on trade accounts receivable balances are presented in Note 7.

Of the total revenues recognized as of December 31, 2018, US$ 785.9 were included in the balance of contract liabilities at the beginning of the period, US$ 652.7 for the year ended December 31, 2017 and US$ 678.7 for the year ended December 31, 2016.

The amount of revenue recognized as of December 31, 2018 related to performance obligations achieved in prior years (or partially achieved) is US$ 13.8, which refers mainly to change orders approved in the year without changes in goods or services to be delivered

The Company had the following amounts in other assets related to costs to obtain contracts:

	Sales commissions	Bank guarantee	Off Set Costs	Total
At January 01, 2016 (Restated)	—	9.3	—	9.3

Additions	5.9	2.6	0.1	8.6
Disposals	(5.9)	(5.4)	(0.1)	(11.4)

At December 31, 2016 (Restated)	—	6.5	—	6.5

Additions	(10.2)	1.5	5.6	(3.1)
Disposals	10.2	(0.4)	(5.6)	4.2

At December 31, 2017 (Restated)	—	7.6	—	7.6

Additions	1.5	1.4	0.8	3.7
Disposals	(0.9)	(0.5)	(0.8)	(2.2)

At December 31, 2018	0.6	8.4	—	9.0

There were no impairment losses recognized for costs to obtain contracts.

Assets for obtaining contracts are amortized when (or as and when) the revenue is recognized.

As permitted by the standard, the tables above do not include values of short-term contracts (one year or less). In addition, there were no figures included in the tables above referring to variable consideration of contracts that currently have some restriction, according to the pratical expedient.

c)	Performance obligations:

The Company has a portfolio of firm orders, whose performance obligations are unsatisfied or partially satisfied. The amount of revenue allocated to performance obligations not yet satisfied (or partially satisfied) as of December 31, 2018 is US$ 16.3 billion, of which US$ 12.8 billion is expected to be satisfied in the next 5 years, as estimated by the Company.